Goldman Sachs Tax-Advantaged Global Equity Portfolio Investment Strategy - Class A Inst R6 Shares [Member] - Goldman Sachs Tax-Advantaged Global Equity Portfolio	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing in securities or instruments and a combination of underlying funds that currently exist or that may become available for investment in the future for which Goldman Sachs Asset Management, L.P. (“GSAM”) or an affiliate now or in the future acts as investment adviser or principal underwriter (the “Underlying Funds”). Some of the Underlying Funds invest primarily in fixed income or money market instruments (the “Underlying Fixed Income Funds”) and other Underlying Funds invest primarily in equity securities (the “Underlying Equity Funds”). Under normal conditions, at least 80% of the Fund’s total assets measured at time of purchase (“Total Assets”) will be allocated among Underlying Funds. While it is expected that the Fund will invest primarily in the Underlying Funds, the Fund may also invest directly in other securities and instruments, including affiliated and/or unaffiliated exchange traded funds (“ETFs”). The Fund is intended for investors who wish to minimize short-term gains and defer long-term gains. Additionally, under normal circumstances, the Fund intends to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in Underlying Equity Funds and equity securities with a blend of domestic large cap, small cap and international exposure to seek capital appreciation. The Investment Adviser expects that the Fund will invest a relatively significant percentage of its equity allocation in the Goldman Sachs U.S. Tax-Managed Equity Fund and Goldman Sachs International Tax-Managed Equity Fund (the “Underlying Tax-Managed Funds”). In addition, under normal circumstances, the Fund will have a small strategic allocation in U.S. investment grade bonds. This strategic allocation will normally not exceed 10% of the Fund’s Total Assets and may consist of an investment in Underlying Fixed Income Funds or investments in other fixed income securities. This allocation in the Fund serves two purposes. First, it provides some ordinary income which can be netted against Fund expenses and may increase the net distributions of qualifying dividends (i.e., those dividends subject to the federal long-term capital gain tax rate). Second, it will provide the Investment Adviser with an allocation in which to implement its tactical views. Also under normal circumstances, the Fund invests up to 10% of its Total Assets to implement investment ideas that are generally derived from short-term or medium-term market views on a variety of asset classes and instruments (“Tactical Views”) generated by the Goldman Sachs Investment Strategy Group (“Investment Strategy Group”). This allocation serves three purposes. First, it enables the Investment Adviser to implement the Tactical Views generated by the Investment Strategy Group. Second, the Tactical View investments may provide some ordinary income and short-term gains against which Fund expenses can be netted. Finally, it may increase the net distributions of qualifying dividends. The Investment Adviser determines in its sole discretion how to implement Tactical Views in the Fund. Tactical Views are generally implemented by investing in any one or in any combination of the following securities and instruments: (i) U.S. and foreign equity securities, including common and preferred stocks; (ii) pooled investment vehicles including, but not limited to, unaffiliated investment companies, ETFs, exchange-traded notes (“ETNs”) and the Underlying Funds; (iii) fixed income instruments, which include, among others, debt issued by governments (including the U.S. and foreign governments), their agencies, instrumentalities, sponsored entities, and political subdivisions, notes, commercial paper, certificates of deposit, debt participations and non-investment grade securities (commonly known as “junk bonds”); and (iv) derivatives. The Investment Adviser will occasionally develop views regarding short-term expected returns, and may seek to temporarily change the allocations in the Fund in an attempt to improve short-term return. The Investment Adviser primarily implements such views through its Tactical View investments, but may also implement these views by selling and buying among the various Underlying Funds or by purchasing securities or other instruments, including ETFs. The Fund may discontinue any such tactical allocation in the future at the discretion of the Investment Adviser and without shareholder approval or notice. Under normal conditions, the Fund may have up to 20% of its Total Assets invested directly in securities and other instruments, including derivative instruments (such as swaps, forward currency contracts and futures contracts). These securities and other instruments may be denominated in currencies other than the U.S. dollar. Because the Investment Adviser may have both positive and negative views on stocks, the Fund may also establish short positions. In managing the Fund, the Investment Adviser balances investment considerations and tax considerations. The Fund seeks to achieve returns primarily in the form of price appreciation (which is not subject to current tax), and may use different strategies in seeking tax-efficiency. These strategies include: ◼Investing in Underlying Tax-Managed Funds ◼Offsetting long-term and short-term capital gains with long-term and short-term capital losses and creating loss carry-forward positions ◼Limiting portfolio turnover that may result in taxable gains The Investment Adviser measures the Fund’s performance against the Tax-Advantaged Global Composite Index (“TAG Composite Index”), which is comprised of the Morgan Stanley Capital International All Country World Index Investable Market Index (“MSCI ACWI IMI”) (Developed Markets FX 50% Hedged) (90%) and the Bloomberg U.S. Intermediate Treasury Index (10%).